PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited)
1
Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 93.4%
Brazil : 3.5%
24,800
Banco do Brasil SA
$ 273,341
0.3
74,053  BB Seguridade
Participacoes SA
472,267
0.4
175,631  Cia Siderurgica Nacional
SA
588,404
0.6
63,621
Cosan SA
228,656
0.2
13,965
Equatorial Energia SA
96,665
0.1
61,618
(1)(2)
Hapvida Participacoes e
Investimentos S/A
54,457
0.0
56,169
(2)
Natura & Co. Holding SA
188,864
0.2
42,466
Sendas Distribuidora S/A
111,297
0.1
38,664
Telefonica Brasil SA
414,915
0.4
108,219
TIM SA/Brazil
379,708
0.4
12,775
TOTVS SA
85,988
0.1
29,771
Vale SA - Foreign
447,891
0.4
51,596
WEG SA
358,506
0.3
3,700,959
3.5
Chile : 0.4%
160,543
Cencosud SA
298,205
0.3
2,618,851  Cia Sud Americana de
Vapores SA
151,939
0.1
450,144
0.4
China : 26.9%
22,900  37 Interactive
Entertainment Network
Technology Group Co. Ltd.
- Class A
71,194
0.1
116,500
(1)
3SBio, Inc.
108,203
0.1
201,600
(2)
Alibaba Group Holding Ltd.
1,873,955
1.8
358,000  Aluminum Corp. of China
Ltd. - Class H
176,803
0.2
16,778  Anhui Yingjia Distillery Co.
Ltd. - Class A
176,646
0.2
22,600  Anker Innovations
Technology Co. Ltd. - Class
A
279,322
0.3
30,000
ANTA Sports Products Ltd.
313,084
0.3
3,926
Autohome, Inc., ADR
107,219
0.1
249,000  AviChina Industry &
Technology Co. Ltd. - Class
H
112,837
0.1
1,468,000  Bank of China Ltd. - Class
H
537,859
0.5
204,600  Bank of Jiangsu Co. Ltd. -
Class A
189,908
0.2
16,000  Beijing New Building
Materials PLC - Class A
52,422
0.0
31,000
BYD Co. Ltd. - Class H
833,175
0.8
63,000
By-health Co. Ltd. - Class A
161,710
0.2
224,900  CECEP Solar Energy Co.
Ltd. - Class A
175,629
0.2
383,900  CECEP Wind-Power Corp.
- Class A
165,832
0.2
439,000  China CITIC Bank Corp.
Ltd. - Class H
198,309
0.2
632,000  China Communications
Services Corp. Ltd. - Class
H
269,278
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
1,159,000  China Construction Bank
Corp. - Class H
$ 670,126
0.6
169,000  China Longyuan Power
Group Corp. Ltd. - Class H
126,397
0.1
146,000  China Medical System
Holdings Ltd.
280,449
0.3
131,000  China Merchants Bank Co.
Ltd. - Class H
457,192
0.4
7,600  China National Medicines
Corp. Ltd. - Class A
32,560
0.0
250,000  China Oilfield Services Ltd.
- Class H
268,642
0.3
45,000  China Overseas Property
Holdings Ltd.
36,675
0.0
482,000  China Railway Group Ltd. -
Class H
211,555
0.2
20,000  China Resources Beer
Holdings Co. Ltd.
90,158
0.1
48,000
China Resources Land Ltd.
175,737
0.2
2,772,000
(1)
China Tower Corp. Ltd. -
Class H
287,363
0.3
60,000
Chinasoft International Ltd.
51,329
0.0
105,000  CITIC Securities Co. Ltd. -
Class H
217,964
0.2
294,000
CMOC Group Ltd. - Class H
167,998
0.2
4,400  Contemporary Amperex
Technology Co. Ltd. - Class
A
103,051
0.1
90,500  COSCO SHIPPING
Holdings Co. Ltd. - Class H
83,378
0.1
75,360  CSPC Pharmaceutical
Group Ltd.
67,869
0.1
42,300  Dong-E-E-Jiao Co. Ltd. -
Class A
298,323
0.3
23,500  Dongfang Electric Corp.
Ltd. - Class A
48,018
0.0
369,000
Far East Horizon Ltd.
270,177
0.3
162,400  Focus Media Information
Technology Co. Ltd. - Class
A
148,858
0.1
63,600  Foxconn Industrial Internet
Co. Ltd. - Class A
134,718
0.1
178,000  Geely Automobile Holdings
Ltd.
193,678
0.2
5,284  GoodWe Technologies Co.
Ltd. - Class A
79,992
0.1
212,100  GRG Banking Equipment
Co. Ltd. - Class A
363,020
0.3
29,600  Henan Shenhuo Coal &
Power Co. Ltd. - Class A
65,383
0.1
41,500  Hengan International Group
Co. Ltd.
151,516
0.1
78,800  Hengdian Group DMEGC
Magnetics Co. Ltd. - Class
A
149,583
0.1
43,600  Hisense Visual Technology
Co. Ltd. - Class A
143,113
0.1
28,200  Hubei Jumpcan
Pharmaceutical Co. Ltd. -
Class A
126,204
0.1

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
38,200  IEIT Systems Co. Ltd. -
Class A
$ 188,726
0.2
298,592  Industrial & Commercial
Bank of China Ltd. - Class
H
142,078
0.1
29,500  JA Solar Technology Co.
Ltd. - Class A
82,333
0.1
4,752
JD.com, Inc. - Class A
64,818
0.1
28,500  Jiangsu Yuyue Medical
Equipment & Supply Co.
Ltd. - Class A
136,591
0.1
76,799  Jiangsu Zhongtian
Technology Co. Ltd. - Class
A
139,722
0.1
81,100  Joincare Pharmaceutical
Group Industry Co. Ltd. -
Class A
143,891
0.1
16,500
Kingboard Holdings Ltd.
39,723
0.0
76,400
Kingsoft Corp. Ltd.
244,004
0.2
146,000
Lenovo Group Ltd.
180,181
0.2
46,400  LONGi Green Energy
Technology Co. Ltd. - Class
A
138,078
0.1
1,200  Luzhou Laojiao Co. Ltd. -
Class A
34,867
0.0
50,320
(1)(2)
Meituan - Class B
582,530
0.5
2,700  MINISO Group Holding
Ltd., ADR
68,391
0.1
64,000
Minth Group Ltd.
138,637
0.1
39,500
NetEase, Inc.
891,056
0.8
32,800
(1)
Nongfu Spring Co. Ltd. -
Class H
187,084
0.2
66,900  Offshore Oil Engineering
Co. Ltd. - Class A
60,201
0.1
8,560
(2)
PDD Holdings, Inc., ADR
1,262,086
1.2
1,039,000  People's Insurance Co.
Group of China Ltd. - Class
H
336,563
0.3
528,000  PetroChina Co. Ltd. - Class
H
345,510
0.3
326,000  PICC Property & Casualty
Co. Ltd. - Class H
378,696
0.4
87,500  Ping An Insurance Group
Co. of China Ltd. - Class H
401,332
0.4
6,149
Qifu Technology, Inc., ADR
95,432
0.1
42,900  Risen Energy Co. Ltd. -
Class A
97,111
0.1
72,000  Sany Heavy Equipment
International Holdings Co.
Ltd.
74,845
0.1
37,900  Shanghai Aiko Solar Energy
Co. Ltd. - Class A
86,059
0.1
604,300  Shanghai Construction
Group Co. Ltd. - Class A
211,706
0.2
129,100  Shanghai Pharmaceuticals
Holding Co. Ltd. - Class H
187,145
0.2
4,300  Shanxi Xinghuacun Fen
Wine Factory Co. Ltd. -
Class A
143,941
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
34,700  Shenzhen Kstar Science
And Technology Co. Ltd. -
Class A
$ 123,473
0.1
6,400  Shenzhen Mindray Bio-
Medical Electronics Co. Ltd.
- Class A
260,690
0.2
14,200  Shenzhen SC New Energy
Technology Corp. - Class A
140,004
0.1
43,600  Shenzhen Senior
Technology Material Co.
Ltd. - Class A
91,430
0.1
10,200  Shenzhen Transsion
Holdings Co. Ltd. - Class A
158,252
0.1
70,700  Sichuan Road and Bridge
Group Co. Ltd. - Class A
76,455
0.1
1,600  Sieyuan Electric Co. Ltd. -
Class A
11,119
0.0
66,400  Sinopharm Group Co. Ltd.
- Class H
164,556
0.2
160,000
Sinotruk Hong Kong Ltd.
331,910
0.3
12,800  Sungrow Power Supply Co.
Ltd. - Class A
149,173
0.1
6,200  Sunny Optical Technology
Group Co. Ltd.
58,714
0.1
25,000  Sunresin New Materials Co.
Ltd. - Class A
176,403
0.2
1,400  Suzhou TFC Optical
Communication Co. Ltd. -
Class A
14,421
0.0
102,700
Tencent Holdings Ltd.
4,278,396
4.1
52,000  Tingyi Cayman Islands
Holding Corp.
65,445
0.1
18,000  TongFu Microelectronics
Co. Ltd. - Class A
57,394
0.1
211,000
(1)
Topsports International
Holdings Ltd.
171,486
0.2
89,000  TravelSky Technology Ltd.
- Class H
149,937
0.1
42,404  Trina Solar Co. Ltd. - Class
A
160,325
0.1
145,000  Uni-President China
Holdings Ltd.
92,743
0.1
215,900  Western Mining Co. Ltd. -
Class A
388,651
0.4
35,900
(1)
WuXi AppTec Co. Ltd. -
Class H
419,953
0.4
510,000
Xinyi Solar Holdings Ltd.
292,580
0.3
128,000
(1)
Yadea Group Holdings Ltd.
240,696
0.2
39,000  Yankuang Energy Group
Co. Ltd. - Class H
72,449
0.1
20,920  YongXing Special Materials
Technology Co. Ltd. - Class
A
129,085
0.1
6,701
Yum China Holdings, Inc.
289,349
0.3
182,400  Yutong Bus Co. Ltd. - Class
A
344,332
0.3
46,168  Zangge Mining Co. Ltd. -
Class A
154,844
0.1
162,000  Zhejiang Expressway Co.
Ltd. - Class H
102,584
0.1

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
9,000  Zhongji Innolight Co. Ltd. -
Class A
$ 119,899
0.1
60,300  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
190,410
0.2
122,000  Zijin Mining Group Co. Ltd.
- Class H
193,202
0.2
58,000
ZTE Corp. - Class H
126,437
0.1
6,690  ZTO Express Cayman, Inc.,
ADR
149,321
0.1
28,333,866
26.9
Colombia : 0.2%
61,660  Interconexion Electrica SA
ESP
232,769
0.2
Egypt : 0.2%
309,084
Eastern Co. SAE
259,070
0.2
Greece : 1.3%
237,145
(2)
Alpha Services and
Holdings SA
403,479
0.4
127,725
(2)
Eurobank Ergasias
Services and Holdings SA
235,444
0.2
12,318  Hellenic
Telecommunications
Organization SA
180,831
0.2
4,759
Jumbo SA
124,531
0.1
25,442
OPAP SA
406,850
0.4
1,351,135
1.3
Hong Kong : 0.2%
276,000  Bosideng International
Holdings Ltd.
115,735
0.1
153,000
Sino Biopharmaceutical Ltd.
75,051
0.1
190,786
0.2
Hungary : 1.1%
7,403  MOL Hungarian Oil & Gas
PLC
58,944
0.1
13,686
OTP Bank Nyrt
569,474
0.5
20,437
Richter Gedeon Nyrt
515,095
0.5
1,143,513
1.1
India : 15.0%
28,078  Adani Ports & Special
Economic Zone Ltd.
278,342
0.3
57,050
Axis Bank Ltd.
736,573
0.7
2,482
Bajaj Auto Ltd.
181,611
0.2
7,477
Bajaj Finance Ltd.
639,179
0.6
162,619
Bank of Baroda
384,945
0.4
38,461
Bharat Electronics Ltd.
67,409
0.1
51,676
Bharat Petroleum Corp. Ltd.
270,471
0.3
63,211  CG Power & Industrial
Solutions Ltd.
340,857
0.3
10,401  Cholamandalam Investment
and Finance Co. Ltd.
139,613
0.1
2,750  Colgate-Palmolive India
Ltd.
72,530
0.1
40,283
HCL Technologies Ltd.
649,104
0.6
55,360
HDFC Bank Ltd.
1,037,856
1.0
76,140
Hindalco Industries Ltd.
472,192
0.4
94,377
(2)
Hindustan Petroleum Corp.
Ltd.
393,842
0.4
132,074
ICICI Bank Ltd.
1,474,967
1.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
283,443
Indian Oil Corp. Ltd.
$ 380,531
0.4
99,395
ITC Ltd.
519,598
0.5
13,227
JSW Steel Ltd.
127,310
0.1
30,160
Kotak Mahindra Bank Ltd.
635,820
0.6
29,953
Larsen & Toubro Ltd.
1,118,164
1.1
1,219
Maruti Suzuki India Ltd.
155,203
0.1
33,008
NTPC Ltd.
103,520
0.1
143,872
Oil & Natural Gas Corp. Ltd.
336,203
0.3
10,258
PI Industries Ltd.
463,846
0.4
185,493
Power Finance Corp. Ltd.
745,595
0.7
177,055  Power Grid Corp. of India
Ltd.
444,063
0.4
174,839
REC Ltd.
731,327
0.7
6,854
Reliance Industries Ltd.
195,627
0.2
76,366  Samvardhana Motherson
International Ltd.
84,480
0.1
19,942
Shriram Finance Ltd.
480,416
0.5
22,346
State Bank of India
151,627
0.1
23,991  Tata Consultancy Services
Ltd.
1,005,248
0.9
313,907
Tata Steel Ltd.
482,399
0.5
10,369  Torrent Pharmaceuticals
Ltd.
263,965
0.2
91,918
Vedanta Ltd.
257,711
0.2
15,822,144
15.0
Indonesia : 0.8%
1,264,300
Aneka Tambang Tbk
141,942
0.1
237,200  Bank Negara Indonesia
Persero Tbk PT
80,704
0.1
1,669,800  Bank Rakyat Indonesia
Persero Tbk PT
568,274
0.5
408,000  Sumber Alfaria Trijaya Tbk
PT
75,497
0.1
866,417
0.8
Kuwait : 0.1%
19,516
Mabanee Co. KPSC
53,004
0.1
Malaysia : 1.9%
368,300
CIMB Group Holdings Bhd
446,611
0.4
379,500
Genting Bhd
381,362
0.4
722,800
Genting Malaysia Bhd
414,376
0.4
378,500
Inari Amertron Bhd
237,559
0.2
552,300
Public Bank Bhd
506,261
0.5
1,986,169
1.9
Mexico : 2.5%
37,139  Arca Continental SAB de
CV
378,692
0.3
313,478  Fibra Uno Administracion
SA de CV
506,806
0.5
36,600
Grupo Mexico SAB de CV
168,139
0.2
256,982
Grupo Televisa SAB
164,530
0.1
152,909  Kimberly-Clark de Mexico
SAB de CV - Class A
308,222
0.3
176,462  Operadora De Sites
Mexicanos SAB de CV -
Class 1
221,587
0.2
30,363  Promotora y Operadora de
Infraestructura SAB de CV
299,076
0.3

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
153,614  Wal-Mart de Mexico SAB
de CV
$ 604,780
0.6
2,651,832
2.5
Peru : 0.0%
123
Credicorp Ltd.
15,440
0.0
Philippines : 0.7%
148,500
Ayala Land, Inc.
83,535
0.1
21,774
BDO Unibank, Inc.
52,420
0.0
44,780  International Container
Terminal Services, Inc.
174,278
0.2
215,220  Metropolitan Bank & Trust
Co.
193,733
0.2
6,770
PLDT, Inc.
156,413
0.1
100,800
SM Prime Holdings, Inc.
58,674
0.1
719,053
0.7
Poland : 0.4%
39,571  Powszechny Zaklad
Ubezpieczen SA
450,733
0.4
Qatar : 1.2%
165,139
Commercial Bank PSQC
241,744
0.2
932,740  Mesaieed Petrochemical
Holding Co.
430,852
0.4
69,968
Ooredoo QPSC
197,740
0.2
69,340  Qatar Electricity & Water
Co. QSC
321,595
0.3
10,085
Qatar Islamic Bank SAQ
52,627
0.1
1,244,558
1.2
Romania : 0.5%
79,197
NEPI Rockcastle NV
487,334
0.5
Russia : —%
354,185
(3)
Alrosa PJSC
—
—
10,144,776
(3)
Inter RAO UES PJSC
—
—
15,442
(3)
Lukoil PJSC
—
—
9,459
(3)
Magnit PJSC
—
—
116,758
(3)
Mobile TeleSystems PJSC
—
—
4,585
(2)(3)
Severstal PAO
—
—
130,134
(3)
Surgutneftegas PJSC
—
—
125,422
(3)
Tatneft PJSC
—
—
—
—
Saudi Arabia : 2.4%
15,277
Arab National Bank
97,760
0.1
29,695
Banque Saudi Fransi
296,306
0.3
58,331
Etihad Etisalat Co.
718,350
0.7
24,577
Riyad Bank
175,030
0.2
41,053  Sahara International
Petrochemical Co.
354,751
0.3
39,848
Saudi Awwal Bank
369,454
0.3
6,594  Saudi Basic Industries
Corp.
139,394
0.1
27,493
Saudi Electricity Co.
132,413
0.1
28,670
Saudi Telecom Co.
294,248
0.3
2,577,706
2.4
Singapore : 0.3%
49,800
(1)
BOC Aviation Ltd.
358,309
0.3
South Africa : 2.9%
60,851
Absa Group Ltd.
561,220
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Africa (continued)
14,845
Exxaro Resources Ltd.
$ 148,081
0.1
181,018
FirstRand Ltd.
647,517
0.6
450,335
Growthpoint Properties Ltd.
253,222
0.2
12,854  Harmony Gold Mining Co.
Ltd.
80,575
0.1
62,164  Impala Platinum Holdings
Ltd.
252,772
0.2
13,348
MTN Group Ltd.
72,922
0.1
5,345
Nedbank Group Ltd.
60,620
0.1
25,263
Sasol Ltd.
279,088
0.3
35,428
Shoprite Holdings Ltd.
483,273
0.5
203,151
Sibanye Stillwater Ltd.
223,559
0.2
3,062,849
2.9
South Korea : 10.2%
2,319
BGF retail Co. Ltd.
242,217
0.2
4,507
DB Insurance Co. Ltd.
290,798
0.3
9,471
Doosan Bobcat, Inc.
333,290
0.3
165
Ecopro Co. Ltd.
95,186
0.1
607
GS Holdings Corp.
19,354
0.0
5,641  Hankook Tire & Technology
Co. Ltd.
197,440
0.2
1,110
Hanmi Pharm Co. Ltd.
263,566
0.3
5,660  Hanmi Semiconductor Co.
Ltd.
277,759
0.3
35,809
Hanon Systems
200,383
0.2
3,397
Hanwha Aerospace Co. Ltd.
332,231
0.3
6,197
HD Hyundai Co. Ltd.
288,840
0.3
3,446
Hyundai Mobis Co. Ltd.
609,460
0.6
4,884
Hyundai Motor Co.
695,405
0.7
2,609
JYP Entertainment Corp.
193,727
0.2
7,915
KB Financial Group, Inc.
320,026
0.3
11,609
Kia Corp.
771,281
0.7
1,158
LG Chem Ltd.
447,990
0.4
4,940
LG Electronics, Inc.
391,697
0.4
593
LG H&H Co. Ltd.
153,196
0.1
668
LG Innotek Co. Ltd.
122,919
0.1
14,198
LG Uplus Corp.
115,327
0.1
832
Meritz Financial Group, Inc.
35,674
0.0
2,464
NAVER Corp.
396,073
0.4
32,448  NH Investment & Securities
Co. Ltd.
257,275
0.2
860  Orion Corp./Republic of
Korea
77,764
0.1
1,262
POSCO Holdings, Inc.
471,288
0.4
3,911
Posco International Corp.
172,806
0.2
4,448
Samsung C&T Corp.
410,131
0.4
2,022  Samsung Fire & Marine
Insurance Co. Ltd.
406,408
0.4
704
Samsung SDI Co. Ltd.
256,345
0.2
18,821  Samsung Securities Co.
Ltd.
570,575
0.5
10,418
SK Hynix, Inc.
1,080,987
1.0
470
(2)
SK Innovation Co. Ltd.
52,031
0.1
1,457
SK, Inc.
184,334
0.2
10,733,783
10.2
Taiwan : 15.9%
314,000
Acer, Inc.
354,209
0.3
20,897
Advantech Co. Ltd.
236,081
0.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
73,000  ASE Technology Holding
Co. Ltd.
$ 298,105
0.3
38,000
Asustek Computer, Inc.
479,127
0.5
156,000
China Airlines Ltd.
105,431
0.1
285,000
Compal Electronics, Inc.
281,925
0.3
60,000
Delta Electronics, Inc.
606,859
0.6
4,000
eMemory Technology, Inc.
320,748
0.3
243,000
Eva Airways Corp.
243,480
0.2
72,000  Gigabyte Technology Co.
Ltd.
573,472
0.5
242,000  Hon Hai Precision Industry
Co. Ltd.
786,035
0.7
203,000
Inventec Corp.
275,184
0.3
146,000
Lite-On Technology Corp.
513,227
0.5
35,000
MediaTek, Inc.
1,056,983
1.0
74,000  Micro-Star International
Co. Ltd.
434,438
0.4
39,000  Novatek Microelectronics
Corp.
637,044
0.6
111,000
Quanta Computer, Inc.
718,520
0.7
4,000  Realtek Semiconductor
Corp.
57,516
0.1
406,962  Taiwan Semiconductor
Manufacturing Co. Ltd.
7,444,197
7.1
486,000  United Microelectronics
Corp.
759,988
0.7
162,000
Wistron Corp.
471,990
0.4
2,000
Wiwynn Corp.
112,215
0.1
16,766,774
15.9
Thailand : 2.6%
480,700  Bangkok Dusit Medical
Services PCL - Foreign -
Class F
358,965
0.3
31,100  Bumrungrad Hospital PCL
- Foreign
197,128
0.2
78,600  Charoen Pokphand Foods
PCL
44,422
0.0
49,400  Delta Electronics Thailand
PCL
109,375
0.1
465,400  Indorama Ventures PCL
- Foreign
324,188
0.3
79,800  Kasikornbank PCL
- Foreign
290,345
0.3
356,300
Krung Thai Bank PCL
184,432
0.2
40,100
Krungthai Card PCL
53,313
0.0
448,300  Land & Houses PCL
- Foreign
98,171
0.1
224,400
Osotspa PCL
145,869
0.1
19,300  PTT Exploration &
Production PCL - Foreign
Shares
82,849
0.1
436,600
PTT Global Chemical PCL
478,842
0.5
135,100
SCB X PCL - Foreign
381,306
0.4
2,749,205
2.6
Turkey : 0.1%
21,433
KOC Holding AS
104,889
0.1
15,672
(2)
Turkcell Iletisim Hizmetleri
AS
31,398
0.0
136,287
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Arab Emirates : 2.1%
151,541  Abu Dhabi Commercial
Bank PJSC
$ 346,611
0.3
174,287
Aldar Properties PJSC
271,477
0.3
198,450
Dubai Islamic Bank PJSC
298,221
0.3
314,292
Emaar Properties PJSC
649,217
0.6
134,772
Emirates NBD Bank PJSC
645,869
0.6
2,211,395
2.1
Total Common Stock
(Cost $97,473,410)
98,555,234
93.4
EXCHANGE-TRADED FUNDS : 1.0%
27,229  iShares MSCI Emerging
Markets ETF
1,077,179
1.0
Total Exchange-Traded
Funds
(Cost $1,033,876)
1,077,179
1.0
PREFERRED STOCK : 4.4%
Brazil : 1.5%
247,238  Cia Energetica de Minas
Gerais
555,049
0.5
145,775
Petroleo Brasileiro SA
1,054,059
1.0
1,609,108
1.5
Chile : 0.2%
3,362  Sociedad Quimica y Minera
de Chile SA
170,770
0.2
South Korea : 2.7%
62,577  Samsung Electronics Co.
Ltd.
2,807,294
2.7
Total Preferred Stock
(Cost $3,660,565)
4,587,172
4.4
RIGHT : —%
Taiwan : —%
130
Wistron Corp.
—
—
Total Right
(Cost $–)
—
—
Total Long-Term
Investments
(Cost $102,167,851)
104,219,585
98.8

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.2%
Mutual Funds : 1.2%
1,314,000
(4)
Morgan Stanley Institutional
Liquidity Funds -
Government Portfolio
(Institutional Share Class),
5.260%
(Cost $1,314,000) $ 1,314,000 1.2
Total Short-Term
Investments
(Cost $1,314,000)
$ 1,314,000
1.2
Total Investments in
Securities
(Cost $103,481,851) $ 105,533,585 100.0
Liabilities in Excess of
Other Assets (1,319) 0.0
Net Assets $ 105,532,266 100.0
ADR American Depositary Receipt
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Rate shown is the 7-day yield as of November 30, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 24.6%
Financials 20.8
Consumer Discretionary 10.5
Communication Services 9.1
Materials 8.0
Industrials 7.5
Consumer Staples 4.8
Energy 4.0
Health Care 3.8
Real Estate 2.5
Utilities 2.2
Exchange-Traded Funds 1.0
Short-Term Investments 1.2
Liabilities in Excess of Other Assets 0.0
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2023
Asset Table
Investments, at fair value
Common Stock
Brazil $ 3,700,959 $ — $ — $ 3,700,959
Chile 450,144 — — 450,144
China 2,267,929 26,065,937 — 28,333,866
Colombia 232,769 — — 232,769
Egypt 259,070 — — 259,070
Greece 124,531 1,226,604 — 1,351,135
Hong Kong — 190,786 — 190,786
Hungary 574,039 569,474 — 1,143,513
India 463,846 15,358,298 — 15,822,144
Indonesia 75,497 790,920 — 866,417
Kuwait — 53,004 — 53,004
Malaysia — 1,986,169 — 1,986,169
Mexico 2,651,832 — — 2,651,832
Peru 15,440 — — 15,440
Philippines 252,407 466,646 — 719,053
Poland — 450,733 — 450,733
Qatar 492,111 752,447 — 1,244,558
Romania 487,334 — — 487,334
Russia — — — —
Saudi Arabia 718,350 1,859,356 — 2,577,706
Singapore — 358,309 — 358,309
South Africa 797,115 2,265,734 — 3,062,849
South Korea — 10,733,783 — 10,733,783
Taiwan — 16,766,774 — 16,766,774
Thailand — 2,749,205 — 2,749,205
Turkey 31,398 104,889 — 136,287
United Arab Emirates 992,480 1,218,915 — 2,211,395
Total Common Stock 14,587,251 83,967,983 — 98,555,234
Exchange-Traded Funds 1,077,179 — — 1,077,179
Preferred Stock 1,779,878 2,807,294 — 4,587,172
Short-Term Investments 1,314,000 — — 1,314,000
Total Investments, at fair value $ 18,758,308 $ 86,775,277 $ — $ 105,533,585
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (6) $ — $ (6)
Written Options — (462,665) — (462,665)
Total Liabilities $ — $ (462,671) $ — $ (462,671)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
At November 30, 2023, the following forward foreign currency contracts were outstanding for Voya Emerging Markets High
Dividend Equity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 2,993 EGP 92,671 The Bank of New York Mellon 12/05/23 $ (6)
$ (6)
At November 30, 2023, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend
Equity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI
Emerging Markets ETF
UBS AG Call 12/01/23 USD 38.460 262,610 USD 10,388,852 $ 191,495 $ (290,491)
iShares MSCI
Emerging Markets ETF
UBS AG Call 12/15/23 USD 39.360 266,768 USD 10,553,342 203,811 (172,174)
$ 395,306 $ (462,665)
Currency Abbreviations:
EGP
—
Egyptian Pound
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 15,761,324
Gross Unrealized Depreciation (13,709,590)
Net Unrealized Appreciation $ 2,051,734